Financial instruments related to commodity contracts - Offsetting of financial assets and financial liabilities (Details) - Financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 2,436	$ 2,938	$ 4,691
Gross value before offsetting - liabilities	(2,243)	(2,590)	(2,921)
Amounts offset - assets	(449)	(513)	(1,312)
Amounts offset - liabilities	449	513	1,312
Net balance sheet value presented - assets	1,987	2,425	3,379
Net balance sheet value presented - liabilities	(1,794)	(2,077)	(1,609)
Other amounts not offset - collateral received	(23)	(317)	(1,122)
Net carrying amount after other amounts not offset	170	31	648
Fair value	193	348	1,770
Fair value after other amounts not offset	170	31	648
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	637	981	2,381
Gross value before offsetting - liabilities	(860)	(851)	(1,224)
Amounts offset - assets	(321)	(423)	(962)
Amounts offset - liabilities	321	423	962
Net balance sheet value presented - assets	316	558	1,419
Net balance sheet value presented - liabilities	(539)	(428)	(262)
Other amounts not offset - collateral pledged	63
Other amounts not offset - collateral received		(220)	(1,145)
Net carrying amount after other amounts not offset	(160)	(90)	12
Fair value	(223)	130	1,157	$ 897
Fair value after other amounts not offset	$ (160)	(90)	12
Maximum maturity of most derivatives	1 year
Crude oil, petroleum products and freight rates activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 244	464	1,517
Gross value before offsetting - liabilities	(333)	(266)	(498)
Amounts offset - assets	(102)	(140)	(350)
Amounts offset - liabilities	102	140	350
Net balance sheet value presented - assets	142	324	1,167
Net balance sheet value presented - liabilities	(231)	(126)	(148)
Net carrying amount	(89)	198	1,019
Fair value	(89)	198	1,019
Crude oil, petroleum products and freight rates activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	109	172	68
Gross value before offsetting - liabilities	(113)	(214)	(130)
Amounts offset - assets	(12)	(8)	(25)
Amounts offset - liabilities	12	8	25
Net balance sheet value presented - assets	97	164	43
Net balance sheet value presented - liabilities	(101)	(206)	(105)
Net carrying amount	(4)	(42)	(62)
Fair value	(4)	(42)	(62)
Crude oil, petroleum products and freight rates activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	82	194	660
Gross value before offsetting - liabilities	(163)	(207)	(468)
Amounts offset - assets	(52)	(125)	(460)
Amounts offset - liabilities	52	125	460
Net balance sheet value presented - assets	30	69	200
Net balance sheet value presented - liabilities	(111)	(82)	(8)
Net carrying amount	(81)	(13)	192
Fair value	(81)	(13)	192
Crude oil, petroleum products and freight rates activities | Futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets			9
Net balance sheet value presented - assets			9
Net carrying amount			9
Fair value			9
Crude oil, petroleum products and freight rates activities | Options on futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	202	151	127
Gross value before offsetting - liabilities	(251)	(164)	(128)
Amounts offset - assets	(155)	(150)	(127)
Amounts offset - liabilities	155	150	127
Net balance sheet value presented - assets	47	1
Net balance sheet value presented - liabilities	(96)	(14)	(1)
Net carrying amount	(49)	(13)	(1)
Fair value	(49)	(13)	(1)
Gas, Renewables & Power activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	1,799	1,957	2,310
Gross value before offsetting - liabilities	(1,383)	(1,739)	(1,697)
Amounts offset - assets	(128)	(90)	(350)
Amounts offset - liabilities	128	90	350
Net balance sheet value presented - assets	1,671	1,867	1,960
Net balance sheet value presented - liabilities	(1,255)	(1,649)	(1,347)
Other amounts not offset - collateral pledged			23
Other amounts not offset - collateral received	(86)	(97)
Net carrying amount after other amounts not offset	330	121	636
Fair value	416	218	613	$ 532
Fair value after other amounts not offset	$ 330	121	636
Maximum maturity of most derivatives	3 years
Gas, Renewables & Power activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 76	63	50
Gross value before offsetting - liabilities	(7)	(39)	(175)
Amounts offset - assets	(3)	(3)	(19)
Amounts offset - liabilities	3	3	19
Net balance sheet value presented - assets	73	60	31
Net balance sheet value presented - liabilities	(4)	(36)	(156)
Net carrying amount	69	24	(125)
Fair value	69	24	(125)
Gas, Renewables & Power activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	1,717	1,879	2,255
Gross value before offsetting - liabilities	(1,345)	(1,672)	(1,498)
Amounts offset - assets	(92)	(61)	(320)
Amounts offset - liabilities	92	61	320
Net balance sheet value presented - assets	1,625	1,818	1,935
Net balance sheet value presented - liabilities	(1,253)	(1,611)	(1,178)
Net carrying amount	372	207	757
Fair value	372	207	757
Gas, Renewables & Power activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	6	15	5
Gross value before offsetting - liabilities	(30)	(28)	(24)
Amounts offset - assets	(33)	(26)	(11)
Amounts offset - liabilities	33	26	11
Net balance sheet value presented - assets	(27)	(11)	(6)
Net balance sheet value presented - liabilities	3	(2)	(13)
Net carrying amount	(24)	(13)	(19)
Fair value	(24)	$ (13)	$ (19)
Gas, Renewables & Power activities | Futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - liabilities	(1)
Net balance sheet value presented - liabilities	(1)
Net carrying amount	(1)
Fair value	$ (1)